As filed with the Securities and Exchange Commission on May 6, 2013

Securities Act of 1933 File No. 002-74436

Investment Company Act of 1940 File No. 811-03287

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 39	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]

Amendment No. 39	[X	]

(Check appropriate box or boxes)

NEW ALTERNATIVES FUND, INC.

(Exact name of Registrant as Specified in Charter)

150 BROADHOLLOW ROAD, SUITE PH2

MELVILLE, NY 11747

(Address of Principal Executive Office)

(631) 423-7373

(Registrant’s Telephone Number, including Area Code)

DAVID SCHOENWALD, PRESIDENT

NEW ALTERNATIVES FUND, INC.

150 BROADHOLLOW ROAD, SUITE PH2

MELVILLE, NY 11747

(Name and address of agent for Service)

Copies of Communications to:

TERRANCE JAMES REILLY, ESQ.

MONTGOMERY, MCCRACKEN, WALKER & RHOADS, LLP

123 SOUTH BROAD STREET

AVENUE OF THE ARTS

PHILADELPHIA, PA 19109

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Melville and State of New York on the 6th day of May, 2013.

NEW ALTERNATIVES FUND, INC.

By:	/s/ David J. Schoenwald

David J. Schoenwald, Chairperson of the Board, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to the Registration Statement of New Alternatives Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ DAVID J. SCHOENWALD	Chairperson of the Board, President and Treasurer	May 6, 2013
David J. Schoenwald

/s/ JONATHAN D. BEARD	Director	May 6, 2013
Jonathan D. Beard*

/s/ SUSAN HICKEY	Director	May 6, 2013
Susan Hickey*

/s/ PRESTON V. PUMPHREY	Director	May 6, 2013
Preston V. Pumphrey*

/s/ SHARON REIER	Director	May 6, 2013
Sharon Reier*

/s/ MURRAY D. ROSENBLITH	Director and Secretary	May 6, 2013
Murray D. Rosenblith*

/s/ JEFFREY E. PERLMAN	Director	May 6, 2013
Jeffrey E. Perlman*

* By:	/s/ David J. Schoenwald
David J. Schoenwald
Attorney-in-Fact Pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

New Alternatives Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase